Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

March 4, 2024

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”) File Nos. 33-72424, 811-8194 1933 Act Post-Effective Amendment No. 264

Dear Sir/Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the final Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective February 28, 2024, does not differ from that filed electronically via EDGAR with 1933 Act Post-Effective Amendment No. 264 on February 28, 2024 (Accession Number 0001398344-24-004819).

The SEC Staff is requested to address any comments on this filing to me at (303) 623-2577.

Sincerely,

/s/ Michael Lawlor
Michael Lawlor
Secretary

Enclosure

cc:	Peter H. Schwartz, Esq. Davis Graham & Stubbs LLP